CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2020
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
CAPITAL AND RESERVES	CAPITAL AND RESERVES
29.1 Issuance of common shares

During the year ended December 31, 2020, 175,272 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 33.24 per share amounting to a total of 5,825.

During the year ended December 31, 2020, 309,384 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company and 219,047 RSU's were vested at an average price of 59.37 per share amounting to a total of 13,005 (non-cash transactions).

On December 18, 2020, the Company issued 189,287 common shares for a total amount of 40,354 as part of the subscription agreement included in the stock purchase agreement signed with Bluecap.

On November 10, 2020, the Company issued 5,551 common shares for a total amount of 1,123 as part of the subscription agreement included in the stock purchase agreement signed with Giant Monkey Robot.
On August 3, 2020, the Company issued 20,918 common shares for a total amount of 3,618 as part of the subscription agreement included in the stock purchase agreement signed with Grupo ASSA's sellers.

On May 7, 2020, the Company issued 2,730 common shares for a total amount of 294 as part of the subscription agreement included in the stock purchase agreement signed with Avanxo's sellers.

On April 20, 2020, the Company issued 6,346 common shares for a total amount of 684 as part of the subscription agreement included in the stock purchase agreement signed with Avanxo's sellers.

On March 10, 2020, the Company issued 2,018 common shares for a total amount of 225 as part of the subscription agreement included in the stock purchase agreement signed with Ratio's sellers.

During the year ended December 31, 2019, 717,240 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by certain employees. Options were exercised at an average price of 22.06 per share amounting to a total of 15,822.

During the year ended December 31, 2019, 309,539 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company and 181,860 RSUs were vested at an average price of 37.00 per share amounting to a total of 6,732 (non-cash transaction).

On August 9, 2019, the Company issued 51,471 common shares for a total amount of 5,000 as part of the subscription agreement stated in the stock purchase agreement signed with Belatrix´s seller.

On April 5, 2019, the Company issued 7,654 common shares for a total amount of 400 as part of the subscription agreement stated in the stock purchase agreement signed with Clarice´s sellers.

On March 21 and March 18, 2019, the Company issued 7,517 common shares for a total amount of 449 as part of the subscription agreement stated in the stock purchase agreement signed with Ratio´s sellers.

On March 18, 2019, the Company issued 13,895 common shares for a total amount of 868 as part of the subscription agreement stated in the stock purchase agreement signed with Small Footprint´s sellers.

On February 20 and February 1, 2019, the Company issued 14,778 common shares for a total amount of 845 as part of the subscription agreement stated in the stock purchase agreement signed with Avanxo´s sellers.

On February 15, 2019, the Company issued 3,542 common shares for a total amount of 208 as part of the subscription agreement stated in the stock purchase agreement signed with Pointsource´s sellers.

During the year ended December 31, 2018, 511,668 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 13.76 per share amounting to a total of 7,040.

During the year ended December 31, 2018, 564,995 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company. During 2018, 163,233 RSUs were vested at an average price of 43.13 per share amounting to a total of 7,040 (non-cash transaction). A total amount of 4,995 of such vested RSUs corresponds to a provision for bonus given to employees that was payable in RSUs and was included in the opening balance of additional paid in capital.

On October 16, 2018, the Company issued 16,315 common shares for a total amount of 960 as part of the subscription agreement with Small Footprint's sellers signed on October 15, 2018, pursuant to which the Company agreed to issue to the subscribers and the subscribers agreed to subscribe from the Company a certain amount of shares. For the second tranche due on March 1, 2019, the Company may require the subscribers to apply up to an amount of 25% of the first-earn out payment.
On July 20, 2018, the Company issued 18,692 common shares for a total amount of 982 as part of the subscription agreement with WAE's sellers signed on May, 23, 2016, pursuant to which the Company agreed to issue to the subscribers and the subscribers agreed to subscribe from the Company restricted common stock up to an amount of 30% of the Purchase Price.

On June 12, 2018, the Company issued 9,120 common shares for a total amount of 400 as part of the subscription agreement stated in the stock purchase agreement signed with Clarice´s sellers, explained in note 25.1.

On February 22, 2018, the Company issued 12,265 common shares for a total amount of 541 as part of the subscription agreement stated in the stock purchase agreement signed with Pointsource´s sellers, as part of the business combination explained in note 25.6.

On February 16, 2018, the Company issued 7,605 common shares for an amount of 334 as part of the subscription agreement signed with Ratio´s sellers, as part of the business combination explained in note 25.5.

29.2 Public offerings and agreements

On August 2, 2016, the Company applied to the Luxembourg Stock Exchange for listing on the Official List of the Luxembourg Stock Exchange and for the admission to trading on its regulated market, on August 11, 2016, the Company applied to the Luxembourg Financial Sector Supervisory Authority (Commission de Surveillance du Secteur Financier) (the “CSSF”) in its capacity as competent authority, for the approval of the Company’s prospectus, which was approved in that same date.

On June 20, 2018, the Company and WPP Luxembourg Gamma Three S.à r.l. (the “Selling Shareholder”) entered into an underwriting agreement with Goldman Sachs & Co. LLC and J.P. Morgan Securities LLC relating to the offer and sale of an aggregate of 5,815,259 common shares of the Company, nominal value $1.20 per share, plus, at the option of the Underwriters, an additional 872,289 common shares pursuant to an option, at a public offering price of 52.00 per common share. On June 21, 2018, the Underwriters exercised their option to purchase an additional 872,289 common shares.

On July 31, 2019 the Luxembourg Stock Exchange approved the Company´s voluntarily request to delist the Company´s common shares from the Official List of the Luxembourg Stock Exchange ("Lux SE"), effective July 31, 2019. Following the Lux SE delisting, the Company´s common shares will continue to trade on the New York Stock Exchange (the "NYSE") in the United States under the symbol "GLOB".

In June 2020, 2,300,000 common shares were issued and sold at a price of 135 for a net proceeds of 300,880, which were listed on the New York Stock Exchange. Costs associated with the proceed consisted of agents commissions, legal and professional fees and listing fees.

As of December 31, 2020, 38,474,608 common shares of the Company's share capital are registered with the SEC and quoted in the New York Stock Exchange.

29.3 Cash flow hedge reserve

The movements in the cash flow hedge reserve were as follows:

	Foreign
	currency risk
	2020	2019

Balance at beginning of the year	352	—
Gain/(loss) arising on changes in fair value of hedging instruments during the period	(948)	298
(Gain)/loss reclassified to profit or loss – hedged item has affected profit or loss	877	54
Balance at end of the year	281	352